Expense Example, No Redemption (Vanguard Total World Stock Index Fund, USD $)	12 Months Ended
Oct. 31, 2010
Vanguard Total World Stock Index Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	$ 46
3 YEAR	144
5 YEAR	252
10 YEAR	567
Vanguard Total World Stock Index Fund - Institutional Shares
Expense Example, No Redemption:
1 YEAR	24
3 YEAR	74
5 YEAR	130
10 YEAR	$ 293